Risks and Concentration - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts receivable current	¥ 367	$ 58	¥ 7,128
Credit Concentration Risk [Member]
Accounts receivable current	¥ 367		¥ 7,128